SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                                  DWS GNMA Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the fund.

  William Chepolis, CFA                    Matthew F. MacDonald
  Managing Director of Deutsche Asset      Director of Deutsche Asset
  Management and Co-Manager of the fund.   Management and Co-Manager of the
   o Joined Deutsche Asset Management      fund.
     in 1998 after 13 years of              o Joined Deutsche Asset Management
     experience as vice president and         and the fund in 2006 after 14
     portfolio manager for Norwest            years of fixed income experience
     Bank, where he managed the bank's        at Bank of America Global
     fixed income and foreign                 Structured Products and PPM
     exchange portfolios.                     America, Inc., where he was
   o Portfolio Manager for Retail             portfolio manager for public
     Mortgage Backed Securities:              fixed income, including MBS, ABS,
     New York.                                CDOs and corporate bonds;
   o Joined the fund in 2002.                 earlier, as an analyst for MBS,
   o BIS, University of Minnesota.            ABS and money markets; and
                                              originally, at Duff & Phelps
                                              Credit Rating Company.
                                            o Portfolio Manager for Retail
                                              Mortgage Backed Securities: New
                                              York.
                                            o BA, Harvard University; MBA,
                                              University of Chicago Graduate
                                              School of Business.








               Please Retain This Supplement for Future Reference

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


July 7, 2006
PS393-3600